EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Jul. 31, 2007 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Employee Stock Option Plans [Member]	Dec. 31, 2011 Employee Stock Option Plans [Member]	Dec. 31, 2010 Employee Stock Option Plans [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		4,000,000
Stock Redeemed or Called During Period, Shares	2,759,594	1,204,757
Stock Repurchased, Weighted Average Price Per Share	$ 2.44	$ 3.33
Nonemployee Services, Warrants Grants in Period	4,000	2,500	25,000
Nonemployee Services, Warrants Grants in Period, Weighted Average Exercise Price	$ 3.89	$ 3.57	$ 2.92
Nonemployee Services, Warrants Exercises in Period			5,000
Non Employee Services, Warrants Forfeited	10,000
Warrants Issued to Consultants Outstanding	26,500	32,500
Nonemployee Services, Warrants Exercisable, Number	22,500	17,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						6,500,000	660,979
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,761,317
Employees Eligibility, Description					up to 10% of their wages.
Price of Ordinary Shares Purchased					85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date.
Stock Issued During Period, Shares, Employee Stock Purchase Plans					288,515
Stock Issued During Period, Value, Employee Stock Purchase Plan					$ 1,187
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.35	$ 2.69	$ 1.96				$ 1.35	$ 2.69	$ 1.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value							63	44	2,946
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	2,020
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 29 days
Allocated Share-based Compensation Expense	$ 1,529	$ 2,323	$ 2,088	[1]						$ 435	$ 786	$ 678

[1]	Also includes equity-based compensation that was classified as a liability.